UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-04049

DWS Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  9/30

Date of reporting period: 6/30/11

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2011 (Unaudited)

DWS High Income Fund
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 93.7%
Consumer Discretionary 19.6%
Allison Transmission, Inc., 144A, 7.125%, 5/15/2019		2,230,000	2,168,675
AMC Entertainment, Inc.:
8.0%, 3/1/2014		4,818,000	4,830,045
8.75%, 6/1/2019		5,685,000	5,997,675
AMC Networks, Inc., 144A, 7.75%, 7/15/2021		720,000	752,400
American Achievement Corp., 144A, 10.875%, 4/15/2016		2,045,000	1,840,500
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		3,990,000	3,960,075
144A, 8.375%, 11/15/2020		3,510,000	3,571,425
Avis Budget Car Rental LLC:
8.25%, 1/15/2019		3,990,000	4,039,875
9.625%, 3/15/2018		2,120,000	2,263,100
Beazer Homes USA, Inc., 9.125%, 6/15/2018		1,125,000	970,313
Bon-Ton Department Stores, Inc., 10.25%, 3/15/2014		2,110,000	2,110,000
Bresnan Broadband Holdings LLC, 144A, 8.0%, 12/15/2018		3,950,000	4,073,437
Burlington Coat Factory Warehouse Corp., 144A, 10.0%, 2/15/2019		1,935,000	1,915,650
Cablevision Systems Corp.:
7.75%, 4/15/2018		520,000	554,450
8.0%, 4/15/2020		520,000	557,700
Caesar's Entertainment Operating Co., Inc.:
10.0%, 12/15/2018		6,050,000	5,460,125
11.25%, 6/1/2017		6,710,000	7,406,162
12.75%, 4/15/2018		2,405,000	2,398,988
CanWest LP, 144A, 9.25%, 8/1/2015 *		2,875,000	488,750
Carrols Corp., 9.0%, 1/15/2013		1,810,000	1,814,525
CCO Holdings LLC:
6.5%, 4/30/2021		4,730,000	4,664,962
7.0%, 1/15/2019		5,935,000	6,113,050
144A, 7.0%, 1/15/2019		250,000	256,875
7.25%, 10/30/2017		4,005,000	4,150,181
7.875%, 4/30/2018		1,800,000	1,896,750
8.125%, 4/30/2020		1,200,000	1,296,000
Cequel Communications Holdings I LLC, 144A, 8.625%, 11/15/2017		11,685,000	12,152,400
Claire's Stores, Inc.:
144A, 8.875%, 3/15/2019		1,110,000	1,037,850
9.625%, 6/1/2015 (PIK) (b)		2,823,266	2,745,626
Clear Channel Communications, Inc., 144A, 9.0%, 3/1/2021		1,090,000	1,043,675
Clear Channel Worldwide Holdings, Inc.:
Series A, 9.25%, 12/15/2017		775,000	842,813
Series B, 9.25%, 12/15/2017		1,150,000	1,253,500
Crown Media Holdings, Inc., 144A, 10.5%, 7/15/2019 (c)		2,370,000	2,444,063
Cumulus Media, Inc., 144A, 7.75%, 5/1/2019 (b)		1,120,000	1,080,800
DineEquity, Inc., 144A, 9.5%, 10/30/2018		7,620,000	8,267,700
DISH DBS Corp.:
144A, 6.75%, 6/1/2021		420,000	430,500
7.125%, 2/1/2016		1,820,000	1,920,100
7.875%, 9/1/2019		4,165,000	4,492,994
Dunkin' Brands, Inc., 144A, 9.625%, 12/1/2018		1,566,000	1,579,687
EH Holding Corp., 144A, 7.625%, 6/15/2021		1,910,000	1,948,200
Fontainebleau Las Vegas Holdings LLC, 144A, 10.25%, 6/15/2015 *		3,640,000	1,820
Ford Motor Co., 7.45%, 7/16/2031 (b)		8,215,000	9,312,828
Gannett Co., Inc.:
8.75%, 11/15/2014		1,145,000	1,288,125
9.375%, 11/15/2017		2,295,000	2,524,500
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		3,395,000	3,471,387
Hertz Corp.:
144A, 6.75%, 4/15/2019		5,175,000	5,123,250
144A, 7.5%, 10/15/2018 (b)		6,940,000	7,148,200
J Crew Group, Inc., 144A, 8.125%, 3/1/2019		1,680,000	1,617,000
Kabel BW Erste Beteiligungs GmbH, 144A, 7.5%, 3/15/2019		6,175,000	6,298,500
Lear Corp.:
7.875%, 3/15/2018		1,885,000	2,026,375
8.125%, 3/15/2020		1,880,000	2,025,700
Levi Strauss & Co., 7.625%, 5/15/2020 (b)		2,080,000	2,080,000
Lions Gate Entertainment, Inc., 144A, 10.25%, 11/1/2016		4,480,000	4,558,400
Mediacom LLC, 9.125%, 8/15/2019 (b)		1,745,000	1,840,975
MGM Resorts International:
7.5%, 6/1/2016		1,575,000	1,496,250
7.625%, 1/15/2017		4,480,000	4,312,000
9.0%, 3/15/2020		1,315,000	1,439,925
144A, 10.0%, 11/1/2016 (b)		1,795,000	1,902,700
10.375%, 5/15/2014		1,360,000	1,543,600
11.125%, 11/15/2017		1,785,000	2,039,363
Michaels Stores, Inc., Step-up Coupon, 0% to 11/1/2011, 13.0% to 11/1/2016 (b)		1,205,000	1,247,175
National CineMedia LLC, 144A, 7.875%, 7/15/2021		2,015,000	2,045,225
Needle Merger Sub Corp., 144A, 8.125%, 3/15/2019		2,205,000	2,221,538
Norcraft Companies LP, 10.5%, 12/15/2015		8,730,000	8,860,950
Palace Entertainment Holdings LLC, 144A, 8.875%, 4/15/2017		3,315,000	3,323,287
Penske Automotive Group, Inc., 7.75%, 12/15/2016		8,910,000	9,088,200
PETCO Animal Supplies, Inc., 144A, 9.25%, 12/1/2018		2,515,000	2,672,188
Phillips-Van Heusen Corp., 7.375%, 5/15/2020		1,250,000	1,337,500
Regal Entertainment Group, 9.125%, 8/15/2018		1,400,000	1,449,000
Sabre Holdings Corp., 8.35%, 3/15/2016		4,350,000	3,828,000
Sears Holdings Corp., 144A, 6.625%, 10/15/2018		2,640,000	2,448,600
Seminole Indian Tribe of Florida:
144A, 7.75%, 10/1/2017		1,420,000	1,469,700
144A, 7.804%, 10/1/2020		3,505,000	3,444,714
Simmons Bedding Co., 144A, 11.25%, 7/15/2015		2,445,000	2,567,250
Sirius XM Radio, Inc., 144A, 8.75%, 4/1/2015		2,760,000	3,042,900
Sonic Automotive, Inc., Series B, 9.0%, 3/15/2018		4,530,000	4,767,825
Standard Pacific Corp.:
8.375%, 5/15/2018		4,480,000	4,440,800
10.75%, 9/15/2016		3,555,000	4,026,037
Toys "R" Us, Inc., 7.375%, 10/15/2018		1,610,000	1,563,713
Toys "R" Us-Delaware, Inc., 144A, 7.375%, 9/1/2016		1,510,000	1,525,100
Travelport LLC:
4.879% **, 9/1/2014		2,640,000	2,250,600
9.0%, 3/1/2016		2,950,000	2,632,875
11.875%, 9/1/2016		1,210,000	1,040,600
UCI International, Inc., 8.625%, 2/15/2019		930,000	957,900
Unitymedia GmbH, 144A, 9.625%, 12/1/2019	EUR	4,290,000	6,749,939
Unitymedia Hessen GmbH & Co., KG, 144A, 8.125%, 12/1/2017		7,460,000	7,926,250
Univision Communications, Inc.:
144A, 6.875%, 5/15/2019		480,000	475,200
144A, 7.875%, 11/1/2020 (b)		1,065,000	1,091,625
144A, 8.5%, 5/15/2021		1,690,000	1,685,775
UPC Holding BV:
144A, 8.375%, 8/15/2020	EUR	1,600,000	2,355,043
144A, 9.75%, 4/15/2018	EUR	3,455,000	5,335,934
Videotron Ltd., 9.125%, 4/15/2018		3,625,000	4,046,406
Visant Corp., 10.0%, 10/1/2017		3,535,000	3,658,725
Visteon Corp., 144A, 6.75%, 4/15/2019		3,545,000	3,420,925
Yonkers Racing Corp., 144A, 11.375%, 7/15/2016		2,805,000	3,043,425

			290,883,418
Consumer Staples 4.7%
Alliance One International, Inc., 10.0%, 7/15/2016		1,145,000	1,104,925
American Rock Salt Co., LLC, 144A, 8.25%, 5/1/2018		2,795,000	2,805,481
B&G Foods, Inc., 7.625%, 1/15/2018		1,805,000	1,899,762
Central Garden & Pet Co., 8.25%, 3/1/2018		1,765,000	1,822,363
Darling International, Inc., 144A, 8.5%, 12/15/2018		3,515,000	3,796,200
Del Monte Foods Co., 144A, 7.625%, 2/15/2019		5,625,000	5,681,250
Dole Food Co., Inc., 144A, 8.0%, 10/1/2016		1,700,000	1,780,750
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		4,250,000	4,260,625
Michael Foods, Inc., 144A, 9.75%, 7/15/2018		4,050,000	4,333,500
NBTY, Inc., 144A, 9.0%, 10/1/2018		1,065,000	1,123,575
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012		13,632,250	13,393,686
Rite Aid Corp.:
7.5%, 3/1/2017		1,675,000	1,662,438
8.0%, 8/15/2020 (b)		4,435,000	4,778,712
10.25%, 10/15/2019 (b)		1,895,000	2,084,500
Smithfield Foods, Inc., 7.75%, 7/1/2017		10,015,000	10,390,562
Stater Bros. Holdings, Inc., 144A, 7.375%, 11/15/2018		1,390,000	1,442,125
SUPERVALU, Inc., 8.0%, 5/1/2016 (b)		1,650,000	1,683,000
Tops Holding Corp., 10.125%, 10/15/2015		2,815,000	2,987,419
TreeHouse Foods, Inc., 7.75%, 3/1/2018		1,185,000	1,259,063
US Foodservice, 144A, 8.5%, 6/30/2019		1,680,000	1,629,600

			69,919,536
Energy 11.4%
Alpha Natural Resources, Inc., 6.0%, 6/1/2019		2,870,000	2,862,825
Arch Coal, Inc.:
144A, 7.0%, 6/15/2019		950,000	947,625
7.25%, 10/1/2020		855,000	869,963
144A, 7.25%, 6/15/2021		1,525,000	1,526,906
Berry Petroleum Co.:
6.75%, 11/1/2020		315,000	316,575
10.25%, 6/1/2014		3,305,000	3,775,962
Bill Barrett Corp., 9.875%, 7/15/2016		2,415,000	2,704,800
BreitBurn Energy Partners LP, 8.625%, 10/15/2020		2,330,000	2,458,150
Brigham Exploration Co., 144A, 6.875%, 6/1/2019		965,000	960,175
Bristow Group, Inc., 7.5%, 9/15/2017		3,800,000	3,980,500
Chaparral Energy, Inc., 8.25%, 9/1/2021		5,155,000	5,193,662
Chesapeake Energy Corp., 6.875%, 11/15/2020		540,000	570,375
CITGO Petroleum Corp., 144A, 11.5%, 7/1/2017		4,500,000	5,220,000
Cloud Peak Energy Resources LLC:
8.25%, 12/15/2017		1,140,000	1,219,800
8.5%, 12/15/2019		1,140,000	1,232,625
CONSOL Energy, Inc.:
144A, 6.375%, 3/1/2021		715,000	711,425
8.0%, 4/1/2017		5,295,000	5,771,550
8.25%, 4/1/2020		2,395,000	2,610,550
Continental Resources, Inc.:
7.125%, 4/1/2021		1,335,000	1,408,425
7.375%, 10/1/2020		1,560,000	1,657,500
8.25%, 10/1/2019		855,000	934,088
Crestwood Midstream Partners LP, 144A, 7.75%, 4/1/2019		7,530,000	7,473,525
Crosstex Energy LP, 8.875%, 2/15/2018		2,765,000	2,944,725
Dresser-Rand Group, Inc., 144A, 6.5%, 5/1/2021		3,345,000	3,445,350
Eagle Rock Energy Partners LP, 144A, 8.375%, 6/1/2019		4,445,000	4,433,887
Energy Transfer Equity LP, 7.5%, 10/15/2020		1,635,000	1,733,100
Frontier Oil Corp.:
6.875%, 11/15/2018		240,000	253,200
8.5%, 9/15/2016		2,045,000	2,188,150
Genesis Energy LP, 144A, 7.875%, 12/15/2018		1,925,000	1,915,375
Global Geophysical Services, Inc., 10.5%, 5/1/2017		5,975,000	6,273,750
Harvest Operations Corp., 144A, 6.875%, 10/1/2017		1,065,000	1,099,613
Holly Corp, 9.875%, 6/15/2017		4,250,000	4,738,750
Holly Energy Partners LP, 8.25%, 3/15/2018		2,670,000	2,830,200
Linn Energy LLC:
144A, 6.5%, 5/15/2019		2,400,000	2,376,000
144A, 7.75%, 2/1/2021		2,670,000	2,776,800
8.625%, 4/15/2020		2,460,000	2,669,100
MEG Energy Corp., 144A, 6.5%, 3/15/2021		1,880,000	1,889,400
Murray Energy Corp., 144A, 10.25%, 10/15/2015		2,045,000	2,147,250
Newfield Exploration Co., 7.125%, 5/15/2018		2,280,000	2,416,800
Niska Gas Storage US LLC, 8.875%, 3/15/2018		2,610,000	2,740,500
Oasis Petroleum, Inc., 144A, 7.25%, 2/1/2019		3,510,000	3,483,675
Offshore Group Investments Ltd.:
11.5%, 8/1/2015		2,090,000	2,272,875
144A, 11.5%, 8/1/2015		265,000	288,188
Petrohawk Energy Corp.:
7.25%, 8/15/2018		5,405,000	5,546,881
7.875%, 6/1/2015		1,785,000	1,869,788
10.5%, 8/1/2014		2,225,000	2,503,125
Plains Exploration & Production Co., 7.625%, 6/1/2018		2,695,000	2,829,750
Quicksilver Resources, Inc., 11.75%, 1/1/2016		3,095,000	3,543,775
Range Resources Corp., 6.75%, 8/1/2020		800,000	828,000
Regency Energy Partners LP:
6.875%, 12/1/2018		1,600,000	1,656,000
9.375%, 6/1/2016		5,775,000	6,439,125
Sabine Pass LNG LP:
7.25%, 11/30/2013		7,095,000	7,272,375
7.5%, 11/30/2016		4,615,000	4,730,375
SandRidge Energy, Inc.:
144A, 7.5%, 3/15/2021		2,385,000	2,414,812
144A, 8.0%, 6/1/2018		2,010,000	2,050,200
SESI LLC, 144A, 6.375%, 5/1/2019		1,925,000	1,905,750
Southwestern Energy Co., 7.5%, 2/1/2018		2,230,000	2,536,625
Stone Energy Corp.:
6.75%, 12/15/2014		5,200,000	5,174,000
8.625%, 2/1/2017		315,000	324,450
Venoco, Inc., 144A, 8.875%, 2/15/2019		4,695,000	4,695,000
Xinergy Corp., 144A, 9.25%, 5/15/2019 (b)		2,805,000	2,833,050

			168,476,775
Financials 12.8%
Abengoa Finance SAU, 144A, 8.875%, 11/1/2017 (b)		5,975,000	6,101,969
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		3,920,000	3,645,600
Antero Resources Finance Corp., 9.375%, 12/1/2017		3,270,000	3,515,250
Ardagh Packaging Finance PLC, 144A, 7.375%, 10/15/2017		1,665,000	1,714,950
Ashton Woods USA LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015		4,745,000	2,870,725
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/15/2016		4,417,280	4,533,234
Bumble Bee Acquisition Corp., 144A, 9.0%, 12/15/2017		2,595,000	2,607,975
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		4,430,000	4,784,400

CIT Group, Inc.:
7.0%, 5/1/2015		700	701
144A, 7.0%, 5/4/2015		4,713,000	4,718,891
144A, 7.0%, 5/2/2017		15,790,000	15,750,525
CPI International Acquisition, Inc., 144A, 8.0%, 2/15/2018		2,060,000	1,946,700
DuPont Fabros Technology LP, (REIT), 8.5%, 12/15/2017		3,340,000	3,648,950
E*TRADE Financial Corp.:
6.75%, 6/1/2016		4,770,000	4,674,600
7.875%, 12/1/2015		400,000	402,000
Eaton Vance Corp., CDO II, Series C-X, 13.68%, 7/15/2012 *		3,515,149	0
Felcor Lodging LP, 144A, (REIT), 6.75%, 6/1/2019		70,000	67,200
Fresenius US Finance II, Inc., 144A, 9.0%, 7/15/2015		1,640,000	1,855,250
Giraffe Acquisition Corp., 144A, 9.125%, 12/1/2018		2,520,000	2,368,800
Hellas Telecommunications Finance SCA, 144A, 8.985% **, 7/15/2015 (PIK) *	EUR	2,522,281	2,195
Hexion US Finance Corp., 8.875%, 2/1/2018		25,710,000	26,738,400
Inmarsat Finance PLC, 144A, 7.375%, 12/1/2017		1,940,000	2,056,400
International Lease Finance Corp.:
5.75%, 5/15/2016		895,000	881,322
6.25%, 5/15/2019		2,240,000	2,188,630
8.625%, 9/15/2015		1,885,000	2,042,869
8.75%, 3/15/2017		7,685,000	8,405,469
Level 3 Escrow, Inc., 144A, 8.125%, 7/1/2019 (b)		3,355,000	3,371,775
MPT Operating Partnership LP, (REIT), 144A, 6.875%, 5/1/2021		2,415,000	2,372,737
National Money Mart Co., 10.375%, 12/15/2016		6,100,000	6,694,750
Navios Maritime Acquisition Corp., 8.625%, 11/1/2017		1,165,000	1,147,525
Nielsen Finance LLC, 144A, 7.75%, 10/15/2018		418,000	438,900
NII Capital Corp., 7.625%, 4/1/2021		2,720,000	2,842,400
Nuveen Investments, Inc.:
10.5%, 11/15/2015		5,740,000	5,869,150
144A, 10.5%, 11/15/2015		4,150,000	4,201,875
OMEGA Healthcare Investors, Inc., (REIT), 144A, 6.75%, 10/15/2022		115,000	113,419
Pinnacle Foods Finance LLC:
8.25%, 9/1/2017		3,215,000	3,335,562
9.25%, 4/1/2015		5,400,000	5,602,500
Reynolds Group Issuer, Inc.:
144A, 6.875%, 2/15/2021		4,230,000	4,124,250
144A, 7.125%, 4/15/2019		3,240,000	3,215,700
144A, 7.75%, 10/15/2016		4,280,000	4,461,900
144A, 8.25%, 2/15/2021		1,750,000	1,636,250
144A, 8.5%, 5/15/2018		4,590,000	4,509,675
144A, 9.0%, 4/15/2019		4,540,000	4,483,250
Susser Holdings LLC, 8.5%, 5/15/2016		1,360,000	1,431,400
Tomkins LLC, 144A, 9.0%, 10/1/2018		1,770,000	1,907,175
Toys "R" Us Property Co. I, LLC, 10.75%, 7/15/2017		3,105,000	3,454,312
Tropicana Entertainment LLC, 9.625%, 12/15/2014 *		8,975,000	4,488
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		1,495,000	1,476,312
Virgin Media Finance PLC, Series 1, 9.5%, 8/15/2016		11,135,000	12,582,550

			186,800,860
Health Care 1.6%
Aviv Healthcare Properties LP, 144A, 7.75%, 2/15/2019		1,870,000	1,912,075
Endo Pharmaceuticals Holdings, Inc.:
144A, 7.0%, 7/15/2019		2,370,000	2,429,250
144A, 7.25%, 1/15/2022		2,375,000	2,410,625
HCA Holdings, Inc., 144A, 7.75%, 5/15/2021 (b)		4,625,000	4,798,437
HCA, Inc., 9.875%, 2/15/2017		176,000	195,800
Mylan, Inc., 144A, 7.875%, 7/15/2020		730,000	801,175
STHI Holding Corp., 144A, 8.0%, 3/15/2018		2,775,000	2,816,625
Vanguard Health Holding Co. II, LLC, 8.0%, 2/1/2018		4,535,000	4,682,388
Warner Chilcott Co., LLC, 144A, 7.75%, 9/15/2018		3,200,000	3,228,000

			23,274,375
Industrials 11.5%
Accuride Corp., 9.5%, 8/1/2018		3,085,000	3,300,950
Actuant Corp., 6.875%, 6/15/2017		2,290,000	2,341,525
Aguila 3 SA, 144A, 7.875%, 1/31/2018		2,425,000	2,440,156
American Airlines, Inc., 144A, 7.5%, 3/15/2016 (b)		3,880,000	3,802,400
AMGH Merger Sub, Inc., 144A, 9.25%, 11/1/2018		1,470,000	1,550,850
ARAMARK Corp., 8.5%, 2/1/2015		4,345,000	4,513,369
ARAMARK Holdings Corp., 144A, 8.625%, 5/1/2016 (PIK)		875,000	890,313
Armored Autogroup, Inc., 144A, 9.25%, 11/1/2018		4,685,000	4,638,150
B-Corp Merger Sub, Inc., 144A, 8.25%, 6/1/2019		2,785,000	2,757,150
BE Aerospace, Inc.:
6.875%, 10/1/2020		1,600,000	1,676,000
8.5%, 7/1/2018		1,000,000	1,091,250
Belden, Inc.:
7.0%, 3/15/2017		2,840,000	2,911,000
9.25%, 6/15/2019		2,635,000	2,931,437
Boart Longyear Management Pty Ltd., 144A, 7.0%, 4/1/2021		1,560,000	1,595,100
Briggs & Stratton Corp., 6.875%, 12/15/2020		1,545,000	1,637,700
Casella Waste Systems, Inc., 144A, 7.75%, 2/15/2019		4,935,000	4,947,337
Cenveo Corp.:
8.875%, 2/1/2018 (b)		7,095,000	6,882,150
144A, 10.5%, 8/15/2016		910,000	894,075
CHC Helicopter SA, 144A, 9.25%, 10/15/2020		7,295,000	6,583,737
Congoleum Corp., 9.0%, 12/31/2017 (PIK)		2,232,450	1,451,093
Corrections Corp. of America, 7.75%, 6/1/2017		1,170,000	1,273,838
Delta Air Lines, Inc., 144A, 9.5%, 9/15/2014		755,000	805,019
Deluxe Corp., 144A, 7.0%, 3/15/2019		1,435,000	1,420,650
Ducommun, Inc., 144A, 9.75%, 7/15/2018		2,795,000	2,871,862
DynCorp International, Inc., 144A, 10.375%, 7/1/2017		3,745,000	3,838,625
Florida East Coast Railway Corp., 144A, 8.125%, 2/1/2017		1,750,000	1,806,875
FTI Consulting, Inc., 6.75%, 10/1/2020		1,510,000	1,525,100
Garda World Security Corp., 144A, 9.75%, 3/15/2017		3,020,000	3,193,650
H&E Equipment Services, Inc., 8.375%, 7/15/2016		4,750,000	4,856,875
Heckler & Koch GmbH, 144A, 9.5%, 5/15/2018 (b)	EUR	4,850,000	6,681,565
Huntington Ingalls Industries, Inc.:
144A, 6.875%, 3/15/2018		1,435,000	1,470,875
144A, 7.125%, 3/15/2021		480,000	496,800
Interline Brands, Inc., 7.0%, 11/15/2018		2,245,000	2,273,062
K. Hovnanian Enterprises, Inc., 10.625%, 10/15/2016		2,865,000	2,857,837
Kansas City Southern de Mexico SA de CV, 8.0%, 2/1/2018		1,835,000	1,990,975
Meritor, Inc.:
8.125%, 9/15/2015 (b)		2,385,000	2,486,362
10.625%, 3/15/2018		2,870,000	3,221,575
Navios Maritime Holdings, Inc.:
144A, 8.125%, 2/15/2019		6,000,000	5,760,000
8.875%, 11/1/2017		1,650,000	1,699,500
Navios South American Logistics, Inc., 144A, 9.25%, 4/15/2019		2,415,000	2,433,112
Nortek, Inc., 144A, 8.5%, 4/15/2021		5,895,000	5,452,875
Oshkosh Corp.:
8.25%, 3/1/2017		585,000	627,413
8.5%, 3/1/2020		1,180,000	1,277,350
Ply Gem Industries, Inc.:
144A, 8.25%, 2/15/2018 (b)		2,200,000	2,084,500
13.125%, 7/15/2014		4,105,000	4,310,250
RailAmerica, Inc., 9.25%, 7/1/2017		2,376,000	2,607,660

RBS Global, Inc. & Rexnord Corp.:
8.5%, 5/1/2018		5,400,000	5,703,750
11.75%, 8/1/2016 (b)		925,000	978,188
Rearden G Holdings EINS GmbH, 144A, 7.875%, 3/30/2020		1,085,000	1,182,650
Sitel LLC, 11.5%, 4/1/2018		4,540,000	4,154,100
Spirit AeroSystems, Inc.:
6.75%, 12/15/2020		1,465,000	1,486,975
7.5%, 10/1/2017		1,730,000	1,820,825
SPX Corp., 144A, 6.875%, 9/1/2017		985,000	1,053,950
Titan International, Inc., 144A, 7.875%, 10/1/2017		7,215,000	7,539,675
TransDigm, Inc., 144A, 7.75%, 12/15/2018		2,820,000	2,961,000
Triumph Group, Inc., 8.0%, 11/15/2017		575,000	605,188
Tutor Perini Corp., 7.625%, 11/1/2018		2,515,000	2,414,400
United Rentals North America, Inc.:
9.25%, 12/15/2019		6,780,000	7,356,300
10.875%, 6/15/2016		2,520,000	2,819,250
USG Corp., 144A, 9.75%, 8/1/2014		1,675,000	1,775,500

			170,011,698
Information Technology 6.5%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029		4,445,000	4,000,500
Allen Systems Group, Inc., 144A, 10.5%, 11/15/2016		1,625,000	1,633,125
Amkor Technology, Inc.:
144A, 6.625%, 6/1/2021		420,000	404,250
7.375%, 5/1/2018		1,930,000	1,961,363
Aspect Software, Inc., 10.625%, 5/15/2017		2,655,000	2,854,125
Avaya, Inc., 144A, 7.0%, 4/1/2019		6,630,000	6,414,525
CDW LLC:
144A, 8.5%, 4/1/2019		4,735,000	4,640,300
11.0%, 10/12/2015		411,000	432,578
CommScope, Inc., 144A, 8.25%, 1/15/2019		3,730,000	3,841,900
eAccess Ltd., 144A, 8.25%, 4/1/2018		2,720,000	2,713,200
Equinix, Inc., 8.125%, 3/1/2018		6,820,000	7,425,275
Fidelity National Information Services, Inc., 7.625%, 7/15/2017		765,000	811,856
First Data Corp.:
144A, 7.375%, 6/15/2019		1,415,000	1,425,613
144A, 8.25%, 1/15/2021		8,645,000	8,472,100
144A, 8.875%, 8/15/2020		3,745,000	3,997,787
Freescale Semiconductor, Inc.:
144A, 8.05%, 2/1/2020 (b)		3,890,000	3,909,450
144A, 9.25%, 4/15/2018		8,650,000	9,320,375
Jabil Circuit, Inc., 7.75%, 7/15/2016		1,130,000	1,251,475
MasTec, Inc., 7.625%, 2/1/2017		3,985,000	4,054,737
MEMC Electronic Materials, Inc., 144A, 7.75%, 4/1/2019		1,910,000	1,886,125
Sanmina-SCI Corp., 144A, 7.0%, 5/15/2019 (b)		2,020,000	1,908,900
Seagate HDD Cayman, 144A, 7.0%, 11/1/2021		2,415,000	2,415,000
Sensata Technologies BV, 144A, 6.5%, 5/15/2019		2,415,000	2,408,963
SunGard Data Systems, Inc.:
7.375%, 11/15/2018		1,060,000	1,060,000
10.25%, 8/15/2015		10,985,000	11,369,475
10.625%, 5/15/2015		2,865,000	3,101,362
Vangent, Inc., 9.625%, 2/15/2015		2,270,000	2,292,700

			96,007,059
Materials 11.7%
Aleris International, Inc., 144A, 7.625%, 2/15/2018		1,765,000	1,760,588
APERAM:
144A, 7.375%, 4/1/2016		1,770,000	1,778,850
144A, 7.75%, 4/1/2018		2,135,000	2,151,012
Appleton Papers, Inc., 11.25%, 12/15/2015		1,681,000	1,697,810
Berry Plastics Corp.:
8.25%, 11/15/2015		5,135,000	5,417,425
9.5%, 5/15/2018		3,000,000	2,977,500
9.75%, 1/15/2021		3,510,000	3,395,925
Boise Paper Holdings LLC, 8.0%, 4/1/2020		1,375,000	1,443,750
BWAY Parent Co., Inc., 144A, 10.125%, 11/1/2015 (PIK)		1,858,358	1,858,358
Celanese US Holdings LLC:
5.875%, 6/15/2021		1,355,000	1,385,488
6.625%, 10/15/2018		1,510,000	1,593,050
China Lumena New Materials Corp., 144A, 12.0%, 10/27/2014		8,740,000	8,554,275
Clearwater Paper Corp., 7.125%, 11/1/2018		3,025,000	3,100,625
Compass Minerals International, Inc., 8.0%, 6/1/2019		3,305,000	3,610,712
Domtar Corp., 10.75%, 6/1/2017		2,940,000	3,825,675
Essar Steel Algoma, Inc., 144A, 9.375%, 3/15/2015		11,480,000	11,508,700
Exopack Holding Corp., 144A, 10.0%, 6/1/2018		1,915,000	1,900,638
FMG Resources August 2006 Pty Ltd., 144A, 7.0%, 11/1/2015		1,065,000	1,086,300
GEO Specialty Chemicals, Inc.:
144A, 7.5%, 3/31/2015 (PIK)		7,287,779	6,704,757
10.0%, 3/31/2015		7,174,400	7,102,656
Graham Packaging Co., LP, 8.25%, 10/1/2018		1,060,000	1,179,250
Graphic Packaging International, Inc.:
7.875%, 10/1/2018		535,000	567,100
9.5%, 6/15/2017		6,355,000	6,958,725
Greif, Inc., 7.75%, 8/1/2019		910,000	982,800
Hexcel Corp., 6.75%, 2/1/2015		1,130,000	1,149,775
Huntsman International LLC:
8.625%, 3/15/2020 (b)		580,000	632,200
8.625%, 3/15/2021 (b)		1,065,000	1,158,188
Ineos Finance PLC, 144A, 9.0%, 5/15/2015		2,470,000	2,593,500
JMC Steel Group, 144A, 8.25%, 3/15/2018		2,770,000	2,811,550
Koppers, Inc., 7.875%, 12/1/2019		3,425,000	3,656,187
Longview Fibre Paper & Packaging, Inc., 144A, 8.0%, 6/1/2016		2,795,000	2,808,975
Lyondell Chemical Co., 144A, 8.0%, 11/1/2017		2,052,000	2,282,850
Momentive Performance Materials, Inc.:
9.0%, 1/15/2021		6,030,000	6,150,600
9.5%, 1/15/2021	EUR	2,965,000	4,256,697
Nalco Co., 144A, 6.625%, 1/15/2019		1,890,000	1,937,250
NewMarket Corp., 7.125%, 12/15/2016		6,860,000	7,151,550
Novelis, Inc.:
8.375%, 12/15/2017		6,035,000	6,442,362
8.75%, 12/15/2020		3,100,000	3,348,000
OI European Group BV, 144A, 6.75%, 9/15/2020	EUR	985,000	1,421,255
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		4,200,000	4,263,000
Phibro Animal Health Corp., 144A, 9.25%, 7/1/2018		545,000	574,975
Polymer Group, Inc., 144A, 7.75%, 2/1/2019		2,335,000	2,340,837
Quadra FNX Mining Ltd., 144A, 7.75%, 6/15/2019		5,165,000	5,216,650
Radnor Holdings Corp., 11.0%, 3/15/2010 *		1,510,000	151
Rain CII Carbon LLC, 144A, 8.0%, 12/1/2018		2,120,000	2,257,800
Silgan Holdings, Inc., 7.25%, 8/15/2016		3,235,000	3,412,925
Solo Cup Co., 10.5%, 11/1/2013		5,080,000	5,283,200
Texas Industries, Inc., 9.25%, 8/15/2020		3,550,000	3,434,625
United States Steel Corp., 7.375%, 4/1/2020 (b)		3,860,000	3,966,150
Verso Paper Holdings LLC, 144A, 8.75%, 2/1/2019 (b)		1,015,000	903,350
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		7,215,000	7,521,637
Wolverine Tube, Inc., 15.0%, 3/31/2012 (PIK)*		5,530,333	2,668,386

			172,186,594
Telecommunication Services 10.6%
Buccaneer Merger Sub, Inc., 144A, 9.125%, 1/15/2019		1,015,000	1,055,600
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		9,845,000	9,894,225
8.375%, 10/15/2020		7,925,000	7,905,187
8.75%, 3/15/2018 (b)		3,155,000	2,997,250
Clearwire Communications LLC, 144A, 12.0%, 12/1/2015		7,895,000	8,444,901
Cricket Communications, Inc.:
7.75%, 10/15/2020 (b)		13,770,000	13,494,600
10.0%, 7/15/2015		2,380,000	2,564,450
Digicel Group Ltd., 144A, 10.5%, 4/15/2018		4,005,000	4,485,600
Digicel Ltd., 144A, 8.25%, 9/1/2017		12,540,000	13,010,250
ERC Ireland Preferred Equity Ltd., 144A, 8.42% **, 2/15/2017 (PIK)	EUR	4,269,618	30,958
Frontier Communications Corp.:
7.875%, 4/15/2015		530,000	575,050
8.25%, 4/15/2017		3,170,000	3,447,375
8.5%, 4/15/2020		1,565,000	1,705,850
8.75%, 4/15/2022		545,000	594,050
Intelsat Jackson Holdings SA:
144A, 7.25%, 10/15/2020		5,335,000	5,308,325
144A, 7.5%, 4/1/2021		7,045,000	7,000,969
8.5%, 11/1/2019		4,825,000	5,114,500
Intelsat Luxembourg SA:
11.25%, 2/4/2017		7,670,000	8,235,662
11.5%, 2/4/2017 (PIK)		13,210,312	14,201,085
144A, 11.5%, 2/4/2017 (PIK)		3,670,000	3,945,250
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		4,630,000	4,583,700
7.875%, 9/1/2018		3,260,000	3,451,525
Pacnet Ltd., 144A, 9.25%, 11/9/2015		1,735,000	1,656,925
Sprint Nextel Corp., 8.375%, 8/15/2017		5,650,000	6,207,937
Telesat Canada, 11.0%, 11/1/2015		12,100,000	13,234,375
West Corp.:
144A, 7.875%, 1/15/2019 (b)		2,170,000	2,104,900
144A, 8.625%, 10/1/2018		565,000	570,650
Windstream Corp.:
7.0%, 3/15/2019		3,405,000	3,439,050
7.5%, 4/1/2023		300,000	300,000
7.75%, 10/15/2020		1,400,000	1,466,500
7.875%, 11/1/2017		3,775,000	4,006,219
8.125%, 9/1/2018		1,730,000	1,833,800

			156,866,718
Utilities 3.3%
AES Corp.:
144A, 7.375%, 7/1/2021 (b)		4,510,000	4,577,650
8.0%, 10/15/2017		2,680,000	2,840,800
8.0%, 6/1/2020		4,120,000	4,387,800
Calpine Corp.:
144A, 7.5%, 2/15/2021		3,725,000	3,799,500
144A, 7.875%, 7/31/2020		4,270,000	4,462,150
Edison Mission Energy, 7.0%, 5/15/2017		12,455,000	10,088,550
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024		9,315,000	4,657,500
Energy Future Intermediate Holding Co., LLC, 10.0%, 12/1/2020		1,115,000	1,189,103
Ferrellgas LP, 144A, 6.5%, 5/1/2021		935,000	883,575
IPALCO Enterprises, Inc., 144A, 7.25%, 4/1/2016		2,675,000	2,965,304

NRG Energy, Inc.:
7.375%, 1/15/2017	1,110,000	1,162,725
144A, 7.625%, 1/15/2018	1,660,000	1,664,150
8.25%, 9/1/2020	1,690,000	1,723,800
Texas Competitive Electric Holdings Co., LLC:
Series A, 10.25%, 11/1/2015	2,295,000	1,388,475
144A, 11.5%, 10/1/2020 (b)	2,995,000	2,942,588

		48,733,670

Total Corporate Bonds (Cost $1,369,619,044)		1,383,160,703
Government & Agency Obligation 0.1%
US Treasury Obligation
US Treasury Bill, 0.036% ***, 7/28/2011 (Cost $1,999,945)	2,000,000	1,999,945
Loan Participations and Assignments 1.3%
Senior Loans **
Alliance Mortgage Cycle Loan, Term Loan A, 9.5%, 6/1/2010 *	3,500,000	0
Buffets, Inc., Letter of Credit, First Lien, 7.496%, 4/22/2015	652,509	523,639
Charter Communications Operating LLC, Term Loan, 7.25%, 3/6/2014	43,384	43,601
Clear Channel Communications, Inc., Term Loan B, 3.836%, 1/28/2016	4,424,876	3,761,145
Hawker Beechcraft Acquisition Co., LLC:
Term Loan, 2.186%, 3/26/2014	7,436,296	6,276,122
Letter of Credit, 2.246%, 3/26/2014	459,808	388,071
Term Loan, 10.5%, 3/26/2014	2,360,456	2,384,651
Roundy's Supermarkets, Inc., Second Lien Term Loan, 10.0%, 4/18/2016	2,585,000	2,619,742
Tribune Co., Term Loan B, LIBOR plus 3.0%, 6/4/2014 *	4,948,125	3,364,725

Total Loan Participations and Assignments (Cost $23,927,460)		19,361,696
Convertible Bonds 0.4%
Consumer Discretionary
Group 1 Automotive, Inc., 144A, 3.0%, 3/15/2020	3,020,000	3,763,675
MGM Resorts International, 4.25%, 4/15/2015	405,000	438,413
Sonic Automotive, Inc., 5.0%, 10/1/2029	1,180,000	1,557,600

Total Convertible Bonds (Cost $4,607,950)		5,759,688
Preferred Security 0.4%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $4,514,617)	6,975,000	5,893,875

	Units	Value ($)
Other Investments 0.0%
Consumer Discretionary
AOT Bedding Super Holdings LLC* (Cost $221,000)	221	221,000

	Shares	Value ($)
Common Stocks 0.1%
Consumer Discretionary 0.1%
Buffets Restaurants Holdings, Inc.*	124,104	496,416
Dex One Corp.*	31,010	78,455
SuperMedia, Inc.*	5,784	21,690
Trump Entertainment Resorts, Inc.*	366	6,674
Vertis Holdings, Inc.*	4,521	80,202

		683,437
Industrials 0.0%
Congoleum Corp.*	6,765,000	7
Quad Graphics, Inc.	4,378	170,129

		170,136
Materials 0.0%
GEO Specialty Chemicals, Inc.*	136,705	116,199
GEO Specialty Chemicals, Inc. 144A*	12,448	10,581

		126,780

Total Common Stocks (Cost $18,510,582)		980,353
Preferred Stocks 0.8%
Financials
Ally Financial, Inc., Series G, 144A, 7.0%	4,670	4,389,216
Ally Financial, Inc., Series A, 8.5%*	148,535	3,728,600
GMAC Capital Trust I, Series 2, 8.125%*	148,000	3,788,800

Total Preferred Stocks (Cost $11,685,388)		11,906,616
Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*	7,982	239
Materials 0.0%
Hercules Trust II, Expiration Date 3/31/2029*	6,700	67,322

Total Warrants (Cost $1,482,531)		67,561
Securities Lending Collateral 6.4%
Daily Assets Fund Institutional, 0.13% (d) (e) (Cost $94,018,459)	94,018,459	94,018,459
Cash Equivalents 1.1%
Central Cash Management Fund, 0.11% (d) (Cost $16,142,518)	16,142,518	16,142,518

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,546,729,494) †	104.3	1,539,512,414
Other Assets and Liabilities, Net	(4.3)	(64,165,381)

Net Assets	100.0	1,475,347,033

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
Alliance Mortgage Cycle Loan*	9.5%	6/1/2010	3,500,000	USD	3,508,969	0
CanWest LP*	9.25%	8/1/2015	2,875,000	USD	2,875,000	488,750
Eaton Vance Corp., CDO II*	13.68%	7/15/2012	3,515,149	USD	1,697,739	0
Fontainebleau Las Vegas Holdings LLC*	10.25%	6/15/2015	3,640,000	USD	3,678,588	1,820
Hellas Telecommunications Finance SCA*	8.985%	7/15/2015	2,522,281	EUR	715,282	2,195
Radnor Holdings Corp.*	11.0%	3/15/2010	1,510,000	USD	1,333,438	151
Tribune Co.*	LIBOR plus 3.0%	6/4/2014	4,948,125	USD	4,945,032	3,364,725
Tropicana Entertainment LLC*	9.625%	12/15/2014	8,975,000	USD	7,018,944	4,488
Wolverine Tube, Inc.*	15.0%	3/31/2012	5,530,333	USD	5,530,724	2,668,386
					31,303,716	6,530,515

*	Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.
**
These securities are shown at their current rate as of June 30, 2011.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

***	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $1,549,872,371.  At June 30, 2011, net unrealized depreciation for all securities based on tax cost was $10,359,957.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $57,641,658 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $68,001,615.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at June 30, 2011 amounted to $90,691,870 which is 6.1% of net assets.
(c)	When-issued security.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CDO: Collateralized Debt Obligation
PIK: Denotes that all or a portion of the income is paid in kind.
REIT: Real Estate Investment Trust

At June 30, 2011, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (f)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (g)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

6/21/2010 9/20/2013	9,610,000	1	5.0%	Ford Motor Co., 6.5%, 8/1/2018, B+	858,925	(295,381)	1,154,306
6/21/2010 9/20/2013	3,025,000	2	5.0%	Ford Motor Co., 6.5%, 8/1/2018, B+	270,369	37,078	233,291
6/21/2010 9/20/2015	1,500,000	3	5.0%	Ford Motor Co., 6.5%, 8/1/2018, B+	163,300	(142,500)	305,800
6/21/2010 9/20/2015	2,430,000	4	5.0%	Ford Motor Co., 6.5%, 8/1/2018, B+	264,546	(210,900)	475,446
6/21/2010 9/20/2015	900,000	1	5.0%	Ford Motor Co., 6.5%, 8/1/2018, B+	97,980	(62,061)	160,041
6/21/2010 9/20/2015	4,270,000	5	5.0%	Ford Motor Co., 6.5%, 8/1/2018, B+	464,861	(76,117)	540,978
6/20/2011 9/20/2015	7,000,000	1	5.0%	HCA, Inc., 6.375%, 1/15/2015, B-	385,400	375,677	9,723
12/20/2010 3/20/2016	7,000,000	4	5.0%	Toys R Us, Inc., 7.375%, 10/15/2018, CCC+	(70,472)	161,441	(231,913)
12/20/2010 3/20/2016	5,000,000	3	5.0%	Ford Motor Co., 6.5%, 8/1/2018, B+	547,535	473,365	74,170
12/20/2010 3/20/2016	10,000,000	5	5.0%	Neiman Marcus Group, Inc., 9.0%, 10/15/2015, NR	687,328	289,465	397,863
12/20/2010 3/20/2016	10,000,000	1	5.0%	HCA, Inc., 6.375%, 1/15/2015, B-	545,376	525,320	20,056
12/20/2010 3/20/2016	10,000,000	6	5.0%	Smithfield Foods, Inc., 7.75%, 7/1/2017, B-	720,319	690,936	29,383
12/20/2010 3/20/2016	8,170,000	7	5.0%	Sprint Nextel Corp., 6.0%, 12/1/2016, B+	776,555	682,151	94,404
12/20/2010 3/20/2016	10,000,000	7	5.0%	International Lease Finance Corp., 5.875%, 5/1/2013, B+	452,313	821,300	(368,987)
12/20/2010 3/20/2016	5,000,000	1	5.0%	Levi Strauss & Co., 8.875%, 4/1/2016, B	(55,769)	105,496	(161,265)
3/21/2011 6/20/2016	5,530,000	1	5.0%	Ally Financial Corp., 8.3%, 2/12/2015, B+	369,536	314,368	55,168
3/21/2011 6/20/2016	5,530,000	3	5.0%	HCA, Inc., 6.375%, 1/15/2015, B-	261,730	205,905	55,825
3/21/2011 6/20/2016	8,915,000	8	5.0%	Ford Motor Credit Co., LLC, 7.25%, 10/25/2011, B+	1,025,369	1,063,120	(37,751)
3/21/2011 6/20/2016	4,460,000	8	5.0%	Ally Financial Corp., 6.75%, 12/1/2014, B+	298,034	484,373	(186,339)
6/20/2011 9/20/2016	5,000,000	7	5.0%	International Lease Finance Corp., 8.25%, 12/15/2020, B+	171,745	164,800	6,945

Total net unrealized appreciation	2,627,144

(f)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

(g)	The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings.

Counterparties:
1	The Goldman Sachs & Co.
2	Citigroup, Inc.
3	JPMorgan Chase Securities, Inc.
4	Credit Suisse
5	Bank of America
6	BNP Paribus
7	Morgan Stanley
8	Barclays Bank PLC

At June 30, 2011, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	8,897,809	EUR	6,164,563	7/11/2011	38,903	JPMorgan Chase Securities, Inc.
USD	378,644	EUR	267,400	7/11/2011	9,004	Citigroup, Inc.
Total unrealized appreciation					47,907

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

EUR	24,799,400	USD	35,714,236	7/11/2011	(237,233)	Citigroup, Inc.

Currency Abbreviations

EUR	Euro	USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(h)
Corporate Bonds	$—	$1,367,413,296	$15,747,407	$1,383,160,703
Government & Agency Obligation	—	1,999,945	—	1,999,945
Loan Participations and Assignments	—	19,361,696	0	19,361,696
Convertible Bonds	—	5,759,688	—	5,759,688
Preferred Security	—	5,893,875	—	5,893,875
Other Investments	—	—	221,000	221,000
Common Stocks(h)	766,690	—	213,663	980,353
Preferred Stock	7,517,400	4,389,216	—	11,906,616
Warrants(h)	—	—	67,561	67,561
Short-Term Investments	110,160,977	—	—	110,160,977
Derivatives(i)	—	3,661,306	—	3,661,306
Total	$118,445,067	$1,408,479,022	$16,249,631	$1,543,173,720
Liabilities
Derivatives(i)	$—	$(1,223,488)	$—	$(1,223,488)
Total	$—	$(1,223,488)	$—	$(1,223,488)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended June 30, 2011.
(h)	See Investment Portfolio for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on credit default swap contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Corporate Bonds		Loan Participations and Assignments	Other Investments	Common Stocks	Warrants	Total
Balance as of September 30, 2010	$15,655,975		$0	$221,000	$133,454	$239	$16,010,668
Realized gain (loss)	(15,543,538)		—	—	—	—	(15,543,538)
Change in unrealized appreciation (depreciation)	16,321,678		0	0	38,571	67,322	16,427,571
Amortization premium/discount	168,790		—	—	—	—	168,790
Net purchases (sales)	—		—	—	41,638	—	41,638
Transfers into Level 3	517,651	(j)	—	—	—	—	517,651
Transfers (out) of Level 3	(1,373,149	)(k)	—	—	—	—	(1,373,149)
Balance as of June 30, 2011	$15,747,407		$0	$221,000	$213,663	$67,561	$16,249,631
Net change in unrealized appreciation (depreciation) from investments still held at June 30, 2011	$830,916		$0	$0	$38,571	$67,322	$936,809

Transfers between price levels are recognized at the beginning of the reporting period.
(j)	The investment was transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity.
(k)	The investment was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of June 30, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps	Forward Currency Contracts
Credit Contracts	$2,627,144	$—
Foreign Exchange Contracts	$—	$(189,326)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS High Income Fund, a series of DWS Income Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 19, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 19, 2011